Equity Investment in Select Income REIT - Income Statement Information (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Equity Method Investments [Line Items]
Rental income	$ 107,170	$ 70,179	$ 69,887	$ 69,296	$ 66,030	$ 64,478	$ 64,061	$ 63,611	$ 316,532	$ 258,180	$ 248,549
Real estate taxes									37,942	30,703	29,906
Other operating expenses									65,349	54,290	50,425
Depreciation and amortization									109,588	73,153	68,696
Acquisition and transaction related costs									0	1,191	811
General and administrative									18,847	14,897	14,826
Loss on impairment of real estate									9,490	0	0
Total expenses									262,214	191,503	182,580
Operating income									54,318	66,677	65,969
Dividend income									1,216	971	811
Interest expense									(65,406)	(45,060)	(37,008)
Loss on early extinguishment of debt									(1,715)	104	34
Loss on distribution to common shareholders of The RMR Group Inc. common stock									0	0	(12,368)
Income (loss) from continuing operations before income taxes, equity in earnings (losses) of investees and gain on sale of real estate									(9,625)	22,850	17,452
Income tax expense									(101)	(101)	(86)
Equity in earnings (losses) of investees									(13)	137	20
Net income (loss)									$ 12,090	$ 57,843	$ (209,961)
Weighted average common shares outstanding (basic) (in shares)									84,633	71,050	70,700
Weighted average common shares outstanding (diluted) (in shares)									84,653	71,071	70,700
Net income attributed to SIR per common share (basic and diluted) (in dollars per share)	$ (0.18)	$ 0.11	$ 0.16	$ 0.10	$ 0.17	$ 0.16	$ 0.24	$ 0.24	$ 0.14	$ 0.81	$ (2.97)
SIR
Schedule of Equity Method Investments [Line Items]
Loss on impairment of real estate											$ 203,297
Equity in earnings (losses) of investees									$ 21,584	$ 35,381	21,882
SIR | SIR
Schedule of Equity Method Investments [Line Items]
Rental income									392,285	387,015	364,139
Tenant reimbursements and other income									75,818	74,992	64,226
Total revenues									468,103	462,007	428,365
Real estate taxes									44,131	42,879	37,460
Other operating expenses									55,567	52,957	41,953
Depreciation and amortization									137,672	133,762	122,906
Acquisition and transaction related costs									1,075	306	21,987
General and administrative									54,818	28,602	25,859
Write-off of straight line rents receivable, net									12,517	5,484	0
Loss on asset impairment									4,047	0	0
Loss on impairment of real estate									229	0	0
Total expenses									310,056	263,990	250,165
Operating income									158,047	198,017	178,200
Dividend income									1,587	1,268	1,666
Interest expense									(92,870)	(82,620)	(73,885)
Loss on early extinguishment of debt									0	0	(6,845)
Loss on distribution to common shareholders of The RMR Group Inc. common stock									0	0	(23,717)
Income (loss) from continuing operations before income taxes, equity in earnings (losses) of investees and gain on sale of real estate									66,764	116,665	75,419
Income tax expense									(466)	(448)	(515)
Equity in earnings (losses) of investees									608	137	20
Net income									66,906	116,354	74,924
Net income allocated to noncontrolling interest									0	(33)	(176)
Net income (loss)									$ 66,906	$ 116,321	$ 74,748
Weighted average common shares outstanding (basic) (in shares)									89,351	89,304	86,699
Weighted average common shares outstanding (diluted) (in shares)									89,370	89,324	86,708
Net income attributed to SIR per common share (basic and diluted) (in dollars per share)									$ 0.75	$ 1.30	$ 0.86